REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
RESERVATION RIGHTS AND OBLIGATIONS
Fuel consumption account - CCC (a)	R$ 615,540	R$ 583,863
Reimbursement of Fixed Assets in Progress (AIC)	211,950	184,985
Current Assets	827,490	768,848
Fuel consumption account - CCC (a)	2,170,928	5,569,712
Estimated losses CCC - ECL	(340,063)	(340,063)
Reimbursement of Fixed Assets in Progress (AIC)	294,042	397,737
Reimbursement rights, Non-current assets	2,124,907	5,627,386
Total right of reimbursement	2,952,397	6,396,234	R$ 5,588,131
Negative deviation - Angra 2		22,259
PROINFA (c)	1,912,423	836,744
Reimbursement Obligations	1,912,423	859,003
Total reimbursement obligation	1,912,423	859,003
Balance generated by electric power trading operations under PROINFA	R$ 1,075,679	R$ 536,912
Number of monthly installments | installment	60
2023
RESERVATION RIGHTS AND OBLIGATIONS
Reimbursement rights, Non-current assets	R$ 822,277
2024
RESERVATION RIGHTS AND OBLIGATIONS
Reimbursement rights, Non-current assets	801,806
2025
RESERVATION RIGHTS AND OBLIGATIONS
Reimbursement rights, Non-current assets	667,946
2026
RESERVATION RIGHTS AND OBLIGATIONS
Reimbursement rights, Non-current assets	658,191
2027
RESERVATION RIGHTS AND OBLIGATIONS
Reimbursement rights, Non-current assets	R$ 2,177